MASTER TRUST - Changes in Net Assets (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net increase	$ 49,892	$ 33,649
Beginning of year	1,299,322	1,265,673
End of year	1,349,214	1,299,322
Master Trust Balances
EBP, Master Trust [Line Items]
Interest and dividends	14,346	19,540
Net increase before transfers	196,170	181,711
Transfers in (contributions, loan repayments)	35,848	37,725
Transfers out (benefit payments, administrative fees, participant loans)	(182,413)	(185,811)
Net increase	49,605	33,625
Beginning of year	1,295,719	1,262,094
End of year	1,345,324	1,295,719
Mutual funds | Master Trust Balances
EBP, Master Trust [Line Items]
Net (depreciation) appreciation	63,804	62,769
Common collective trusts | Master Trust Balances
EBP, Master Trust [Line Items]
Net (depreciation) appreciation	122,186	98,564
Unisys Common Stock Fund | Master Trust Balances
EBP, Master Trust [Line Items]
Net (depreciation) appreciation	$ (4,166)	$ 838